Notes Payable (Details Narrative) - USD ($)				3 Months Ended	12 Months Ended
	Sep. 14, 2018	Sep. 07, 2018	Jul. 18, 2016	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Nov. 21, 2014
Notes payable				$ 8,551,564	$ 8,953,445		$ 3,559,319
Secured Promissory Note [Member]
Debt instruments periodic payment			$ 250,000
Debt instruments interest rate			12.00%
Debt instrument face amount			$ 12,492,137
Debt instrument due date			Dec. 31, 2016
Sixth Amendment Agreement [Member] | Secured Promissory Note [Member]
Debt instrument face amount	$ 8,690,465	$ 8,690,465
Debt instrument due date		Jan. 31, 2019
Debt instrument, increase, accrued interest	$ 6,763,549	$ 6,763,549
Seventh Amendment Agreement [Member] | April 30, 2019 [Member] | Secured Promissory Note [Member]
Debt instrument due date				Jul. 31, 2019
Debt instrument, increase, accrued interest				$ 350,000	$ 350,000
BCS Acquisition [Member]
Debt instruments periodic payment				$ 4,758
Debt instruments interest rate				1.84%				1.89%
BCS Acquisition [Member] | Debt [Member]
Notes payable				$ 130,294		$ 130,294
First Three Monthly Payments [Member] | Sixth Amendment Agreement [Member] | Secured Promissory Note [Member]
Debt instrument periodic principal amount		300,000
Last Two Monthly Payments [Member] | Sixth Amendment Agreement [Member] | Secured Promissory Note [Member]
Debt instrument periodic principal amount		$ 500,000